Schedule of Warrant Activity (Details)				3 Months Ended						6 Months Ended				12 Months Ended
		Feb. 16, 2021 USD ($) $ / shares	Feb. 09, 2021 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares shares		Mar. 31, 2022 $ / shares $ / shares		Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares $ / shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2020 $ / shares $ / shares		Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2021 $ / shares $ / shares		Jun. 30, 2020 USD ($) $ / shares shares		Jun. 30, 2020 $ / shares $ / shares		Mar. 31, 2022 $ / shares		Dec. 31, 2021 $ / shares		Jun. 30, 2020 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0.55		0.55																0.55
Share price | (per share)								$ 0.32	$ 0.32					$ 0.32		$ 0.32		$ 0.42		$ 0.42		$ 0.34		$ 0.40		$ 0.56
Change in derivative liability | $				$ 3,454,008				$ 10,475,376		$ 10,503,941				$ 12,300,453				$ (18,843,947)
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0.130		0.130																0.130
February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 0.285		$ 0.285
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, beginning balance | shares				111,412,712				95,777,806		37,844,404				95,777,806				13,046,484
Weighted average exercise price, beginning balance						$ 0.54			$ 0.54			$ 0.43				$ 0.54				$ 0.88
Weighted average grant date, beginning balance				$ 0.18				$ 0.18		$ 0.10				$ 0.18				$ 0.28
Number of warrants, Issued | shares								19,994,080		58,284,148				19,994,080				27,360,284
Weighted average exercise price, Issued									0.60			0.50				0.60				0.27
Weighted average grant date, Issued								$ 0.19		$ 0.27				$ 0.19				$ 0.03
Number of warrants, Expired | shares				(239,284)						(350,746)				(4,359,174)				(229,464)
Weighted average exercise price, Expired						0.70						14.84				0.59				8.50
Weighted average grant date, Expired				$ 0.21						$ 5.97				$ 0.19				$ 3.54
Number of warrants, Excercised | shares										(3,315,200)								(2,332,900)	[1]
Weighted average exercise price, Exercised												0.59								0.25	[1]
Weighted average grant date, Exercised	[1]																	$ 0.02
Number of warrants, ending balance | shares				111,173,428				115,771,886		95,777,806				111,412,712				37,844,404
Weighted average exercise price, ending balance						$ 0.52			$ 0.55			$ 0.54				$ 0.54				$ 0.43
Weighted average grant date, ending balance										$ 0.18				$ 0.18				$ 0.10
Weighted average grant date, beginning balance				$ 0.18				$ 0.08						0.08
Weighted average grant date, ending balance				0.18				$ 0.10		$ 0.08				0.18
Warrant Liabilities [Member] | February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price		$ 0.29	$ 0.27	$ 0.37		$ 0.37								$ 0.37		$ 0.37
Fair value | $		$ 3,813,103	$ 3,813,103	$ 2,563,262										$ 3,483,745
Change in derivative liability | $				$ (920,484)										$ (329,358)
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life		1826 days	1826 days	1411 days		1411 days				1501 days		1501 days		1501 days		1501 days						1411 days		1501 days
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		100	100	100		100								100		100						100		100
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		0.49	0.49	2.28		2.28								1.25		1.25						2.28		1.25
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		0	0	0		0								0		0						0		0
Warrant Liabilities [Member] | August 2020 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 0.285		$ 0.285				$ 0.41		$ 0.41		$ 0.37		$ 0.37
Fair value | $				$ 5,681,025						$ 14,493,215				$ 6,790,163
Change in derivative liability | $				$ (1,109,138)										$ (7,703,052)
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				518 days		518 days				973 days		973 days		608 days		608 days						518 days		608 days
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				120		120				100		100		100		100						120		100
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				2.27		2.27				1.31		1.31		0.95		0.95						2.27		0.95
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0		0				0		0		0		0						0		0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 0.285	[2]	$ 0.285	[2]			$ 0.41	[3],[4]	$ 0.41	[3],[4]	$ 0.37	[2],[3],[4]	$ 0.37	[2],[3],[4]
Fair value | $				$ 1,506,021	[2]					$ 3,438,839	[3]			$ 2,067,493	[2],[3]
Change in derivative liability | $	[2]			$ (561,472)										$ (1,371,346)	[3]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				1371 days	[2]	1371 days	[2]			1826 days	[3]	1826 days	[3]	1461 days	[2],[3]	1461 days	[2],[3]					1371 days	[2]	1461 days	[2],[3]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				100	[2]	100	[2]			100	[3]	100	[3]	100	[2],[3]	100	[2],[3]					100	[2]	100	[2],[3]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				2.28	[2]	2.28	[2]			0.85	[3]	0.85	[3]	1.02	[2],[3]	1.02	[2],[3]					2.28	[2]	1.02	[2],[3]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0	[2]	0	[2]			0	[3]	0	[3]	0	[2],[3]	0	[2],[3]					0	[2]	0	[2],[3]
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 0.285		$ 0.285								$ 0.37		$ 0.37
Fair value | $				$ 2,314,571						$ 5,922,270	[4]			$ 3,177,485	[4]
Change in derivative liability | $				$ (862,914)										$ (2,744,785)	[4]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				1371 days		1371 days								1461 days	[4]	1461 days	[4]					1371 days		1461 days	[4]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				100		100				100	[4]	100	[4]	100	[4]	100	[4]					100		100	[4]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				2.28		2.28				0.81	[4]	0.81	[4]	1.02	[4]	1.02	[4]					2.28		1.02	[4]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0		0				0	[4]	0	[4]	0	[4]	0	[4]					0		0	[4]

[1]	During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.
[2]	The grant date fair value of the February 2021 Compensation Options were estimated at $68,078 using the Black-Scholes valuation model with the following underlying assumptions:
[3]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.
[4]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.